Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares
Accounts payable	$ 96,223,427	¥ 623,316,115		¥ 442,489,234
Income taxes payable	491,083	3,181,138		12,911
Amounts due to related parties	5,635,883	36,508,118		127,910,270
Deferred revenue	10,751,577	69,646,568		47,543,483
Advances and deposits from customers	16,593,699	107,490,662		121,933,804
eCoupon program virtual cash liability	22,802,847	147,712,279		135,648,275
Accrued expenses and other current liabilities	35,131,561	227,575,227		292,310,439
Deferred tax liabilities, non-current	2,170,435	14,059,644		21,186,882
Other liabilities	455,459	2,950,372		44,200
Consolidated VIEs without recourse to eLong, Inc. [Member]
Accounts payable	42,064,377	272,484,627		272,984,785
Income taxes payable	491,083	3,181,138		12,911
Amounts due to related parties	$ 2,363,034	¥ 15,307,259		¥ 2,205,507
Deferred revenue
Advances and deposits from customers	$ 6,500,069	¥ 42,106,147		¥ 59,502,845
eCoupon program virtual cash liability
Accrued expenses and other current liabilities	$ 3,135,272	¥ 20,309,664		¥ 96,421,605
Deferred tax liabilities, non-current	2,170,435	14,059,644		21,186,882
Other liabilities	$ 171,520	¥ 1,111,073		¥ 44,200
Ordinary shares [Member]
Ordinary shares, par value per share | $ / shares	$ 0.01		$ 0.01
Ordinary shares, authorized shares	150,000,000	150,000,000		150,000,000
Ordinary shares, issued shares	41,866,538	41,866,538		39,879,384
Ordinary shares, outstanding shares	41,636,970	41,636,970		38,301,458
High-vote ordinary shares [Member]
Ordinary shares, par value per share | $ / shares	$ 0.01		$ 0.01
Ordinary shares, authorized shares	50,000,000	50,000,000		50,000,000
Ordinary shares, issued shares	33,589,204	33,589,204		33,589,204
Ordinary shares, outstanding shares	33,589,204	33,589,204		33,589,204